Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Line Items]
Trade and Other Receivables
16.
Trade and Other Receivables

Trade and Other Receivables of the Group are composed of the following:

Current	2024	2023
Trade receivables	457,312	319,921
Loss allowance	(148)	(459)
Trade receivables net	457,164	319,462
Advances and other receivables	39,549	43,912
Total Current Trade and Other Receivables	496,713	363,374

Non current
Advances and other receivables	18,044	—
Total Non Current Trade and Other Receivables	18,044	—

Trade Receivables represent uncollateralized amounts due from acquirers, processors, merchants and preferred suppliers for services performed that will be collected in less than one year. As a result, they are classified as current. No financial assets are past due. All Trade and other receivables have been assigned in “normal” credit risk rating which applies to financial assets for which a significant increase in credit risk has not occurred since initial recognition.

Advances and other receivables include payments made in advance as well as tax credits.

For further information refer to Note 30: Financial risk management - Impairment of financial assets.

Loss allowance and impairment losses

The following table presents the evolution of the Group’s loss allowance:

	2024	2023
As of January 1	(459)	(280)
Decrease/(increase) in loss allowance for trade receivables	(440)	(318)
Write-off	751	139
As of December 31	(148)	(459)
Net impairment (loss) for trade receivables	(440)	(318)

Initial recognition and subsequent measurement the Group applies the simplified approach to determine expected credit losses on trade receivables.

To measure the expected credit losses, trade and other receivables have been grouped based on shared credit risk characteristics and the days past due.

The expected loss rates are based on the payment profiles of debtors over a period of 48 months before year end and the corresponding historical credit losses experienced within this period. The historical loss rate is adjusted to reflect current and forward-looking information on credit risk ratings of the countries in which the Group sells its services which affects the ability of the debtors to settle the receivables. On that basis, the average expected credit loss rate was determined at 0.1% for December 31, 2024 (0.2% on December 31, 2023).